Fees Summary	Nov. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 929,561.7
Previously Paid Amount	0
Total Fee Amount	142.32
Total Offset Amount	0
Net Fee	$ 142.32